FAIR VALUE MEASUREMENTS (Details) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Liabilities:
Redeemable noncontrolling interest	(3,192)	(2,932)
Amount of transfers between any levels	0
Significant observable inputs (Level 1)
Assets:
Derivative instruments	0
Liabilities:
Derivative instruments	0
Significant unobservable inputs (Level 3)
Assets:
Derivative instruments	0
Liabilities:
Derivative instruments	0
Fair value measured on recurring basis | Significant other observable inputs (Level 2)
Assets:
Derivative instruments	21,944	1,837
Liabilities:
Derivative instruments	(2,550)	(421)
Fair value measured on recurring basis | Significant unobservable inputs (Level 3)
Liabilities:
Contingent consideration	(99)	(11)
Redeemable noncontrolling interest	(3,192)	(2,932)
Realized and unrealized gains and losses on Level 3 assets	0	0
Realized and unrealized gains and losses on Level 3 liabilities	0	0
Sistema International Funding S.A. Bonds due 2019 | Significant observable inputs (Level 1)
Assets:
Derivative asset - available for sale securities	42
Sistema Notes 2016 (series 04) | Significant observable inputs (Level 1)
Assets:
Derivative asset - available for sale securities	534
Mutual investment fund "Reservnyi", managed by "DIK" | Fair value measured on recurring basis | Significant observable inputs (Level 1)
Assets:
Derivative asset - available for sale securities		4,154